Derivatives	6 Months Ended
Jun. 30, 2019
Financial Instruments [Abstract]
Derivatives

7	Derivatives

Notional contract amounts and fair values of derivatives by product contract type held by HSBC
	Notional contract amount		Fair value amount
	Assets and liabilities		Assets			Liabilities
	Trading	Hedging	Trading	Hedging	Total	Trading	Hedging	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Foreign exchange	8,167,223	30,119	73,788	437	74,225	73,226	663	73,889
Interest rate	28,855,791	182,018	237,022	1,301	238,323	230,001	3,093	233,094
Equities	1,268,944	—	8,356	—	8,356	8,837	—	8,837
Credit	410,473	—	4,956	—	4,956	5,880	—	5,880
Commodity and other	95,725	—	1,779	—	1,779	2,221	—	2,221
Gross total fair values	38,798,156	212,137	325,901	1,738	327,639	320,165	3,756	323,921
Offset					(94,018)			(94,018)
At 30 Jun 2019	38,798,156	212,137	325,901	1,738	233,621	320,165	3,756	229,903

Foreign exchange	7,552,462	29,969	85,959	458	86,417	82,494	653	83,147
Interest rate	24,589,916	163,271	155,293	1,080	156,373	154,257	2,261	156,518
Equities	1,256,550	—	10,198	—	10,198	10,750	—	10,750
Credit	346,596	—	3,414	—	3,414	3,776	—	3,776
Commodity and other	74,159	—	1,134	—	1,134	1,355	—	1,355
Gross total fair values	33,819,683	193,240	255,998	1,538	257,536	252,632	2,914	255,546
Offset					(49,711)			(49,711)
At 31 Dec 2018	33,819,683	193,240	255,998	1,538	207,825	252,632	2,914	205,835

The notional contract amounts of derivatives held for trading purposes and derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date, not amounts at risk. Derivative assets and liabilities increased during 1H19, reflecting changes in yield curves and the number of outstanding contracts.
Derivatives valued using models with unobservable inputs
The following table shows the difference between the fair value at initial recognition, which is the transaction price, and the value that would have been derived had valuation techniques used for subsequent measurement been applied at initial recognition, less subsequent releases.

Unamortised balance of derivatives valued using models with significant unobservable inputs
		Half-year to
		30 Jun	30 Jun	31 Dec
		2019	2018	2018
	Footnotes	$m	$m	$m
Unamortised balance at beginning of period		86	106	80
Deferral on new transactions		90	86	75
Recognised in the income statement during the period		(78)	(90)	(68)
– amortisation		(36)	(52)	(44)
– subsequent to unobservable inputs becoming observable		(6)	(1)	(1)
– maturity, termination or offsetting derivative		(36)	(37)	(23)
Exchange differences		—	(2)	(2)
Other		1	(20)	1
Unamortised balance at end of period	1	99	80	86

1	This amount is yet to be recognised in the consolidated income statement.
Hedge accounting derivatives
The notional contract amounts of derivatives held for hedge accounting purposes indicate the nominal value of transactions outstanding at the balance sheet date, not amounts at risk.

Notional contract amounts of derivatives held for hedging purposes by product type
	At 30 Jun 2019		At 31 Dec 2018
	Cash flow hedges	Fair value hedges	Cash flow hedges	Fair value hedges
	$m	$m	$m	$m
Foreign exchange	22,604	15	24,954	15
Interest rate	44,222	137,796	39,720	123,551
Total	66,826	137,811	64,674	123,566

The Group applies hedge accounting in respect of certain consolidated net investments. Hedging is undertaken using forward foreign exchange contracts or by financing with foreign currency borrowings. At 30 June 2019, the notional contract values of outstanding financial instruments designated as hedges of net investments in foreign operations were $7,500m (31 December 2018: $5,000m).